UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Chemicals – 0.0% GEO Specialty Chemicals, Inc. (a)(b)		39,151	$18,009

Paper & Forest Products – 0.0%
Ainsworth Lumber Co. Ltd. (a)(b)		268,109	316,690

Total Common Stocks – 0.0%			334,699

Corporate Bonds	Par (000)		Value

Aerospace & Defense – 0.1%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	822	848,467

Airlines – 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		790	829,468

Chemicals – 0.3% Hexion US Finance Corp., 6.63%, 4/15/20 (b)		1,500	1,518,750
INEOS Finance Plc:
8.38%, 2/15/19 (b)		655	673,012
7.50%, 5/01/20 (b)		865	856,350

			3,048,112

Commercial Services & Supplies – 0.1%
ARAMARK Corp., 3.97%, 2/01/15 (c)		395	393,025

Diversified Financial Services – 0.9%
Ally Financial, Inc., 2.69%, 12/01/14 (c)		2,355	2,255,944
Icahn Enterprises LP/lcahn Enterprises Finance Corp.:
7.75%, 1/15/16		3,765	3,953,250
8.00%, 1/15/18		1,660	1,757,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21 (b)		430	436,450

			8,403,169

Diversified Telecommunication Services – 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		720	757,800
Level 3 Financing, Inc., 4.51%, 2/15/15 (c)		1,145	1,090,613

			1,848,413

Electric Utilities – 1.1%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,525	1,620,313
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		7,765	8,366,788

			9,987,101

Health Care Providers & Services – 0.3%
HCA, Inc., 6.50%, 2/15/20		1,725	1,822,031
Tenet Healthcare Corp., 6.25%, 11/01/18 (b)		1,180	1,191,800

			3,013,831

Household Durables – 0.3% Beazer Homes USA, Inc., 12.00%, 10/15/17		2,400	2,586,000

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders – 0.1%
Calpine Corp., 7.25%, 10/15/17 (b)	USD	1,035	$1,091,925

Media – 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/17		885	946,950
Series B, 9.25%, 12/15/17		4,000	4,300,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (b)		2,000	2,110,000

			7,356,950

Oil, Gas & Consumable Fuels – 0.2%
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (b)		664	707,160
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (b)		1,090	1,117,250

			1,824,410

Real Estate Management & Development – 0.1%
Realogy Corp., 7.63%, 1/15/20 (b)		1,020	1,048,050

Trading Companies & Distributors – 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (b)		535	544,362

Wireless Telecommunication Services – 1.0%
Cricket Communications, Inc., 7.75%, 5/15/16		3,850	4,061,750
Sprint Nextel Corp.:
9.00%, 11/15/18 (b)		1,830	1,980,975
7.00%, 3/01/20 (b)		3,270	3,294,525

			9,337,250

Total Corporate Bonds – 5.7%			52,160,533

Floating Rate Loan Interests (c)	Par (000)		Value

Advertising – 0.1%
Affinion Group, Inc.,Tranche B Term Loan,
5.00%, 10/09/16		970	896,414

Aerospace & Defense – 2.7%
Sequa Corp.:
Term Loan, 3.72%, 12/03/14		14,180	13,903,164
Tranche 1 2011 New Term Loan, 6.25%,
12/03/14		3,112	3,104,420
The SI Organization, Inc., New Tranche B Term
Loan, 4.50%, 11/22/16		1,346	1,309,011
Spirit Aerosystems, Inc. (FKA Mid-Western Aircraft Systems, Inc. and Onex Wind Finance LP),Term B Loan, 3.75%, 4/18/19		1,650	1,646,287
TransDigm, Inc.:
Tranche B-1 Term Loan, 4.00%, 2/14/17		2,815	2,790,678
Tranche B-2 Term Loan, 4.00%, 2/14/17		1,124	1,117,149
Wesco Aircraft Hardware Corp.,Tranche B Term Loan, 4.25%, 4/07/17		1,239	1,235,860

			25,106,569

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AKA	Also known as	FKA	Formerly known as
CAD	Canadian Dollar	GBP	British Pound
DIP	Debtor in possession	USD	US Dollar
EUR	Euro

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Airlines – 0.7%
AWAS Finance Luxembourg S.à r.I., Term Loan B, 5.25%, 6/10/16	USD	3,632	$3,614,113
Delta Air Lines, Inc.,Term Loan 2011, 5.50%, 4/20/17		3,194	3,175,454

			6,789,567

Auto Components – 2.1%
Allison Transmission, Inc., Term B-1 Loan, 2.74%, 8/07/14		3,566	3,497,202
Federal-Mogul Corp.:
Tranche B Term Loan, 2.18%, 12/29/14		4,223	3,970,023
Tranche C Term Loan, 2.18%, 12/28/15		1,235	1,160,755
Fram Group Holdings, Inc./Prestone Holdings, Inc.,Term Loan (First Lien), 6.50%, 7/29/17		3,647	3,528,158
The Goodyear Tire & Rubber Co., Second Lien (Extended), 4.75%, 4/30/19		5,310	5,137,425
Schrader International:
Term Loan, 6.25%, 4/10/18		296	296,394
Term Loan, 6.25%, 4/27/18		384	385,306
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,407	1,403,670

			19,378,933

Automobiles – 0.6%
KAR Auction Services, Inc.,Term Loan, 5.00%, 5/19/17		5,111	5,098,597

Biotechnology – 0.5%
Grifols, Inc., New U.S.Tranche B Term Loan, 4.50%, 6/01/17		4,576	4,512,446

Building Products – 2.0%
Armstrong World Industries, Inc., Term Loan B-1, 4.00%, 3/10/18		4,183	4,131,591
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		8,254	8,223,111
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/19/19		3,375	3,385,564
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		2,286	2,246,416
Delayed Draw Term Loan, 1.00%, 2/08/18		624	612,659

			18,599,341

Capital Markets – 0.0%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Loan, 7.50%, 12/31/13		479	474,633

Chemicals – 5.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		6,545	6,359,580
Ashland, Inc.,Term B Loan, 3.75%, 8/23/18		2,089	2,077,220
Chemtura Corp.,Term Facility, 5.50%, 8/29/16		3,425	3,422,157
CPG International 1, Inc.,Term Loan, 6.00%, 2/18/17		4,320	4,158,301
General Chemical Corp., New Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		2,251	2,250,605
Ineos U.S. Finance LLC:
Term Loan B, 6.50%, 4/19/18		17,575	17,214,009
Term Loan B2,5.50%, 4/24/15		630	626,459
Momentive Performance Materials (FKA Blitz 06-103 GmbH):
Tranche B-1B Term Loan,3.75%, 5/05/15		446	430,730

Floating Rate Loan Interests (c)	Par (000)		Value

Chemicals (concluded)
Tranche B-2B Term Loan, 3.89%, 5/05/15	EUR	760	$863,811
Polyone Corp., Loan, 5.00%, 12/20/17	USD	1,172	1,168,769
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.99%, 7/30/14		5,619	5,389,217
Trinseo Materials Operating S.C.A. (FKA Styron S.à r.l.),Term Loan, 6.00% - 6.75%, 8/02/17		2,098	1,871,696
Univar, Inc.,Term B Loan, 5.00%, 6/30/17		3,011	2,925,997

			48,758,551

Commercial Services & Supplies – 5.4%
ACCO Brands Corp.,Term B Loan, 4.25%, 5/01/19		4,686	4,679,971
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.):
Term Loan, 2.99%, 2/21/15		727	688,492
Tranche D Term Loan, 7.75%, 2/21/15		1,880	1,864,306
ARAMARK Corp.:
LC-2 Facility, 0.09% - 3.40%, 7/26/16		25	24,312
LC-3 Facility, 0.09% - 3.40%, 7/26/16		10	9,977
U.S.Term B Loan (Extending), 3.49%, 7/26/16		375	369,687
U.S.Term C Loan, 3.49% - 3.72%, 7/26/16		126	123,845
Avis Budget Car Rental LLC,Tranche B Term Loan, 6.25%, 9/22/18		1,595	1,590,656
Ceridian Corp., US Term Loan, 3.24%, 11/09/14		4,604	4,350,622
Coinmach Service Corp.,Term Loan, 3.24%, 11/14/14		5,271	4,902,341
DynCorp International, Inc.,Term Loan, 6.25%, 7/07/16		1,283	1,278,460
Infogroup, Inc.,Term B Loan, 5.75%, 5/26/18		2,002	1,782,188
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		12,044	11,539,795
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		3,515	3,422,244
Protection One, Inc.,Term Loan 2012, 5.75%, 3/21/19		2,750	2,728,220
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/18/17		1,500	1,500,000
SynagroTechnologies, Inc.,Term Loan (First Lien), 2.24%, 4/02/14		3,038	2,650,969
Tomkins LLC/Tomkins, Inc. (FKA Pinafore LLC/Pinafore, Inc.),Term B-1 Loan, 4.25%, 9/29/16		6,316	6,281,648

			49,787,733

Communications Equipment – 0.5%
Commscope, Inc.,Tranche 1 Term Loan, 4.25%, 1/14/18		4,555	4,523,558

Computers & Peripherals – 0.5%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		4,981	4,763,255

Consumer Finance – 0.9%
Trans Union LLC, Replacement Term Loan, 5.50%, 2/10/18		8,645	8,681,406

Containers & Packaging – 0.4%
Sealed Air Corp.,Term B Advance, 4.75%, 10/03/18		3,581	3,583,574

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Diversified Consumer Services – 1.2%
Education Management LLC, Tranche C-3 Term Loan, 8.25%, 3/30/18	USD	1,190	$1,165,010
ServiceMaster Co.:
Closing Date Loan, 2.74% - 2.99%, 7/24/14		6,291	6,123,236
Delayed Draw Term Loan, 2.74%, 7/24/14		591	574,738
Weight Watchers International, Inc., Term F Loan, 3.75%, 3/15/19		3,165	3,106,447

			10,969,431

Diversified Financial Services – 4.6%
Delos Aircraft, Inc., Term Loan, 4.75%, 4/12/16		4,100	4,094,875
HarbourVest Partners LP,Term Loan, 6.25%, 12/19/16		2,898	2,898,438
iPayment, Inc., Term Loan, 5.75%, 5/08/17		1,104	1,101,041
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.58%, 4/12/14	EUR	881	1,075,019
Mattamy Funding Partnership, Loan, 2.75%, 4/11/13	USD	382	376,497
Nuveen Investments, Inc.:
Additional Extended First-Lien Term Loan, 5.97%, 5/13/17		2,079	2,042,128
Extended First-Lien Term Loan, 5.97%, 5/13/17		5,496	5,418,786
First-Lien Incremental Term Loan, 7.25%, 5/13/17		400	399,000
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		7,014	7,016,863
Tranche C Term Loan, 6.50%, 8/09/18		9,862	9,888,395
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		9,020	8,317,162

			42,628,204

Diversified Telecommunication Services – 7.1%
Avaya, Inc.:
Term B-l Loan, 3.22%, 10/24/14		3,078	2,898,523
Term B-3 Loan, 4.97%, 10/26/17		3,731	3,288,082
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		7,211	7,072,881
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		3,415	3,368,044
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,187	2,118,004
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		18,519	18,352,800
Knology, Inc., Term B Loan, 4.00%, 8/18/17		1,386	1,379,357
Level 3 Financing, Inc.:
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		5,425	5,278,091
Tranche B II Term Loan, 5.75%, 9/01/18		6,600	6,537,564
Tranche B III Term Loan, 5.75%, 9/03/18		6,425	6,364,219
Telesat Canada, Term A Loan, 4.38%, 3/28/17	CAD	5,230	4,873,772
U.S.Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17	USD	4,436	4,175,786

			65,707,123

Floating Rate Loan Interests (c)	Par (000)		Value

Electronic Equipment, Instruments & Components – 0.0%
Flextronics International Ltd.:
A-2 Delayed Draw Loan, 2.49%, 10/01/14	USD	34	$33,365
A-3 Delayed Draw Loan, 2.49%, 10/01/14		40	38,926

			72,291

Energy Equipment & Services – 0.4%
Equipower Resources Holdings LLC, Term B Facility, 5.75%, 1/26/18		3,974	3,894,987

Food & Staples Retailing – 1.3%
AB Acquisitions UKTopco 2 Ltd. (FKA Alliance Boots), Facility B1, 0.00% - 3.57%, 7/09/15	GBP	2,925	4,161,988
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00%, 11/23/17	USD	4,490	4,435,661
U.S. Foodservice, Inc., Term Loan, 2.74%, 7/03/14		3,636	3,510,896

			12,108,545

Food Products – 2.2%
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		4,987	4,860,019
Dole Food Co., Inc.,Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18		1,482	1,475,376
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25% -5.25%, 2/25/18		1,426	1,419,691
Pierre Foods, Inc.:
Loan (First Lien), 7.00%, 9/30/16		5,403	5,408,494
Loan (Second Lien), 11.25%, 9/29/17		295	296,566
Pinnacle Foods Finance LLC:
Extended Initial Term Loan, 3.74%-3.97%, 10/02/16		1,292	1,277,534
Tranche E Term Loan, 4.75%, 10/17/18		2,186	2,167,204
Solvest Ltd. (Dole),Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18		2,651	2,640,151
Wm. Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16		433	433,381

			19,978,416

Health Care Equipment & Supplies – 3.6%
Bausch & Lomb, Inc., Term Loan B, 5.00%, 5/17/19		7,760	7,620,010
Biomet, Inc., Dollar Term Loan, 3.24% - 3.47%, 3/25/15		2,074	2,024,830
Capsugel Holdings U.S., Inc., Initial Term Loan, 5.25%, 8/01/18		2,897	2,895,346
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		3,201	3,176,209
DJO Finance LLC (ReAble Therapeutics Finance LLC):
Tranche B-2 Term Loan (Extended), 5.24%, 11/01/16		994	983,710
Tranche B-3 Term Loan, 6.25%, 9/15/17		7,810	7,715,655
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B Loan, 7.25%, 8/19/18		5,444	5,433,720

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Health Care Equipment & Supplies (concluded)
Kinetic Concepts, Inc., Dollar Term B-1 Loan, 7.00%, 5/04/18	USD	3,327	$3,345,392

			33,194,872

Health Care Providers & Services – 2.5%
CHS/Community Health Systems, Inc., Non-Extended Term Loan, 2.49% - 2.72%, 7/25/14		1,803	1,767,417
DaVita, Inc.,Tranche B Term Loan, 4.50%, 10/20/16		4,364	4,336,213
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		974	904,160
Emdeon, Inc.,Term B-1 Loan, 5.00%, 11/02/18		4,331	4,323,929
Emergency Medical Services Corp., Initial Term Loan, 5.25%-6.00%, 5/25/18		4,437	4,377,216
HCA, Inc.,Tranche B-2 Term Loan, 3.72%, 3/31/17		2,360	2,290,522
lasis Healthcare LLC,Term B Loan, 5.00%, 5/03/18		1,361	1,339,454
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan, 5.00%, 1/29/16		388	386,252
Wolverine Healthcare Analytics, Inc.,Term Loan B, 6.75%, 5/24/19		3,185	3,133,244

			22,858,407

Health Care Technology – 0.6%
IMS Health, Inc.,Tranche B Dollar Term Loan (2011), 4.50%, 8/26/17		3,441	3,409,993
MedAssets, Inc.,Term Loan, 5.25%, 11/16/16		1,746	1,738,577

			5,148,570

Hotels, Restaurants & Leisure – 4.9%
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18		4,489	4,488,750
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/16/18		1,098	1,090,664
Bass Pro Group LLC,Term Loan, 5.25% - 6.25%, 6/13/17		2,382	2,373,692
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		2,212	2,222,264
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.24%, 1/28/15		1,029	938,790
Term B-2 Loan, 3.24%, 1/28/15		345	314,813
Term B-3 Loan, 3.24% - 3.47%, 1/28/15		10,731	9,791,822
Term B-4 Loan, 9.50%, 10/31/16		3,107	3,126,804
Term B-6 Loan, 6.50%, 1/28/18		3,185	2,803,310
DineEquity, Inc.,Term Loan B, 4.25%, 10/19/17		205	203,723
OSI Restaurant Partners LLC:
Loan, 2.56% - 4.50%, 6/14/14		263	257,110
Pre-Funded RC Loan, 0.29% - 4.50%, 6/14/13		26	25,428
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.),Term B Loan, 4.00%, 8/17/17		7,428	7,317,055
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18		4,260	4,214,375
Stockbridge/SBE Holdings,Tranche B Loan, 13.00%, 5/02/17		590	581,150

Floating Rate Loan Interests (c)	Par (000)		Value

Hotels, Restaurants & Leisure (concluded) Wendy’s International, Inc.:
Term Loan B, 4.75%, 5/15/19	USD	3,326	$3,281,976
Term Loan, 3.97%, 5/15/19		2,654	2,619,028

			45,650,754

Independent Power Producers & Energy Traders – 1.4%
The AES Corp., Initial Term Loan, 4.25%, 6/01/18		4,206	4,155,280
Calpine Corp.:
Term Loan B, 4.50%, 4/01/18		1,000	983,080
Term Loan B2, 4.50%, 4/01/18		1,500	1,474,620
Dynegy Midwest Generation LLC,Term Loan, 9.25%, 8/05/16		3,018	3,076,382
Dynegy Power LLC,Term Loan, 9.25%, 8/05/16		3,460	3,565,540

			13,254,902

Insurance – 0.9%
Asurion LLC (FKA Asurion Corp.),Term Loan (First Lien), 5.50%, 5/24/18		5,905	5,805,819
CNO Financial Group, Inc., B-1 Loan, 6.25%, 9/30/16		2,671	2,657,307

			8,463,126

Internet Software & Services – 0.3%
Web.com Group, Inc.,Term Loan (First Lien), 7.00%, 10/27/17		2,555	2,526,326

IT Services – 0.3%
Neustar, Inc.,Term Advance, 5.00%, 11/08/18		2,796	2,803,440

Leisure Equipment & Products – 0.6%
Eastman Kodak Co.,Term Loan (DIP), 8.50%, 7/20/13		2,592	2,591,189
FGI Operating Co. LLC,Term B Loan, 5.50%, 4/19/19		2,550	2,540,437

			5,131,626

Life Sciences Tools & Services – 0.9%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC),Term Loan, 6.25%, 12/05/18		8,676	8,677,824

Machinery – 2.1%
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.),Term Loan, 4.75%, 6/01/18		2,169	2,143,045
Rexnord LLC/RBS Global, Inc.,Term B Loan, 5.00%, 4/01/18		3,569	3,547,151
Schaeffler AG, Facility C2 (USD), 6.00%, 1/27/17		2,550	2,537,250
Sensata Technology BV/Sensata Technology Finance Co. LLC,Term Loan, 4.00%, 5/12/18		3,087	3,036,388
Terex Corp.:
Euro Term Loan, 6.00%, 4/28/17	EUR	413	504,202
U.S.Term Loan, 5.50%, 4/28/17	USD	3,718	3,715,853
Wabash National, Initial Term Loan, 6.00%, 5/08/19		3,850	3,811,500

			19,295,389

Media – 8.6%
Alpha Topco Ltd. (Formula One), Facility B (USD), 5.75%, 4/28/17		2,922	2,913,619
AMC Entertainment, Inc.,Term B-3 Loan, 4.25%, 2/22/18		1,945	1,933,376

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Media (concluded)
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18	USD	2,770	$2,744,299
Catalina Marketing Corp., 2017 Term Loan, 5.74%, 9/29/17		2,719	2,609,770
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan (Non Extending), 2.49%, 7/03/14		3,211	2,899,430
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,256	1,202,122
Charter Communications Operating LLC:
Term C Loan, 3.72%, 9/06/16		3,281	3,230,981
Term D Loan, 4.00%, 5/15/19		1,817	1,790,982
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.89%, 1/29/16		11,228	8,732,856
Tranche C Term Loan, 3.89%, 1/29/16		965	745,293
Cumulus Media Holdings, Inc., Term Loan (First Lien), 5.75%, 9/17/18		3,230	3,204,991
EMI Music Publishing, Term Loan B, 5.50%, 2/15/18		4,555	4,526,531
Formula One Group, Term Loan B, 4.50%, 6/21/18		1,810	1,791,140
Gray Television, Inc., Term Loan B, 3.74%, 12/31/14		3,652	3,615,927
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan, 6.49%, 6/12/14		2,165	1,200,429
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		3,925	3,858,785
LIN Television Corp., Tranche B Term Loan, 5.00%, 12/21/18		1,980	1,980,869
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		6,230	6,350,670
Floating Rate Term Loan, 6.72%, 8/01/13		2,500	2,502,075
Nielsen Finance LLC, Class B Dollar Term Loan, 3.99%, 5/02/16		4,972	4,926,073
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		2,736	2,712,032
TWCC Holding Corp., Term Loan, 4.25%, 2/13/17		3,642	3,615,851
Univision Communications, Inc., Extended First-Lien Term Loan, 4.49%, 3/31/17		6,358	5,826,194
UPC Financing Partnership:
Facility AB, 4.75%, 12/31/17		895	881,128
Facility T, 3.74%, 12/30/16		730	719,920
Facility U, 0.00% - 4.40%, 12/31/17	EUR	2,175	2,620,769

			79,136,112

Metals & Mining – 1.7%
Constellium, Term Loan B, 7.75%, 5/22/18	USD	2,000	1,950,000
Novelis, Inc.:
Term B-2 Loan, 4.00%, 3/10/17		1,388	1,358,913
Term Loan, 4.00%, 3/10/17		6,929	6,775,546
Walter Energy, Inc. (FKA Walter Industries, Inc.),
B Term Loan, 4.00%, 4/02/18		5,924	5,688,760

			15,773,219

Multiline Retail – 0.5%
99¢ Only Stores, Tranche B-1 Loan, 5.25%-6.25%, 1/11/19		2,274	2,258,061
Hema Holding BV:
Facility B, 2.40%, 7/06/15	EUR	846	984,580
Facility C, 3.15%, 7/05/16		846	979,349

			4,221,990

Floating Rate Loan Interests (c)	Par (000)		Value

Oil, Gas & Consumable Fuels – 3.1%
Chesapeake Energy Corp., Loan, 8.50%, 12/02/17	USD	6,695	$6,571,143
EP Energy LLC, Term Loan, 6.50%, 4/02/18		3,060	3,061,928
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18		6,752	6,710,087
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18		4,423	4,369,854
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		1,100	1,099,792
Tervita Corp. (FKA CCS Corp.):
Series A Term Loan, 6.50%, 11/14/14		2,150	2,138,864
Term Loan, 3.24%, 11/14/14		4,988	4,783,386

			28,735,054

Paper & Forest Products – 0.1%
NewPage Corp., Term Loan (DIP), 8.00%, 3/08/13		975	982,722

Personal Products – 0.3%
NBTY, Inc., Term B-1 Loan, 4.25%, 10/02/17		80	79,200
Prestige Brands, Inc., Term B Loan, 5.25% - 6.25%, 1/31/19		3,066	3,065,783

			3,144,983

Pharmaceuticals – 3.0%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		6,466	6,252,589
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 6.50%, 8/04/16		3,247	3,039,623
Term B-3 Loan, 6.75%, 5/15/18		3,013	2,858,297
QuintilesTransnational Corp., Term B Loan, 5.00%, 6/08/18		3,285	3,234,879
Royalty Pharma Finance Trust, Term Loan B1, 5.00%, 11/09/18		690	683,963
RPI Finance Trust 6.75 Year Term Loan, 4.00%, 5/09/18		3,259	3,238,666
Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 3.75%, 2/13/19		4,500	4,397,625
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		881	874,626
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18		1,763	1,749,252
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		1,212	1,202,610

			27,532,130

Professional Services – 0.2%
On Assignment, Inc., Term Loan B, 5.00%, 3/20/19		1,500	1,483,125

Real Estate Investment Trusts (REITs) – 1.0%
iStar Financial, Inc.:
Tranche A-1 Loan, 5.00%, 6/28/13		8,828	8,788,362
Tranche A-2 Loan, 7.00%, 6/30/14		330	329,175

			9,117,537

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Real Estate Management & Development – 1.3%
Realogy Corp.:
Extended (First Lien) Term Loan, 4.49%, 10/10/16	USD	12,102	$11,031,085
Extended Synthetic Commitment, 0.09% - 4.40%, 10/10/16		649	592,000
Non-Extended Synthetic Commitment, 0.09% - 3.15%, 10/10/13		162	152,142

			11,775,227

Road & Rail – 0.3%
RailAmerica, Inc., Initial Loan, 4.00%, 3/01/19		2,685	2,672,703

Semiconductors & Semiconductor Equipment – 0.8%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.49%, 12/01/16		6,397	5,994,248
NXP BV/NXP Funding LLC, Tranche A-2 Loan, 5.50%, 3/03/17		1,750	1,722,563

			7,716,811

Software – 5.7%
Blackboard, Inc., Term Loan (First Lien), 7.50%, 10/04/18		1,262	1,202,695
First Data Corp.:
2018 Dollar Term Loan, 4.24%, 3/23/18		20,628	18,635,375
Non Extending B-1 Term Loan, 2.99%, 9/24/14		2,508	2,371,580
Non Extending B-2 Term Loan, 2.99%, 9/24/14		310	293,117
Non Extending B-3 Term Loan, 2.99%, 9/24/14		663	626,653
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		7,748	7,612,037
Lawson Software, Inc. (FKA SoftBrands, Inc.), Tranche B Term Loan, 6.25%, 4/05/18		10,495	10,474,430
Misys Pic,Term Loan C, 12.00%, 12/06/19		830	801,639
Sabre Holdings, Term Loan B, 2.72%, 9/30/14		1,395	1,325,543
Sophia LP,Initial Term Loan, 6.25%, 7/19/18		2,560	2,564,582
SS&C Technologies, Inc.:
Term Loan B1, 5.00%, 5/10/19		5,052	5,033,397
Term Loan B2, 5.00%, 5/10/19		523	520,696
SunGard Data Systems, Inc. (Solar Capital Corp.),Tranche B U.S. Term Loan, 3.86% - 4.09%, 2/28/16		589	582,052
Vertafore, Inc., Term Loan (First Lien), 5.25%, 7/29/16		864	855,165

			52,898,961

Specialty Retail – 5.0%
Claire’s Stores, Inc., Term B Loan, 2.99% - 3.22%, 5/29/14		3,799	3,531,600
General Nutrition Centers, Inc.,Tranche B Term Loan, 4.25%, 3/02/18		3,324	3,283,998
Harbor Freight Tools USA, Inc.. Term Loan B, 5.25%, 11/14/17		2,480	2,456,440
HD Supply, Inc.,Term Loan, 7.25%, 10/12/17		13,660	13,714,640
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18		1,239	1,225,145
Michaels Stores, Inc.:
B-2 Term Loan, 5.00%, 7/31/16		5,585	5,558,126
B-3 Term Loan, 5.00%, 7/31/16		755	750,971
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		2,105	2,064,542
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		6,132	6,048,269

Floating Rate Loan Interests (c)	Par (000)		Value

Specialty Retail (concluded)
Toys ‘R’ Us-Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16	USD	2,147	$2,096,280
Term B-2 Loan, 5.25%, 5/25/18		499	476,297
Term B-3 Loan, 5.25%, 5/25/18		1,255	1,189,113
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19		3,930	3,899,543

			46,294,964

Textiles, Apparel & Luxury Goods – 0.2%
Burlington Coat Factory Warehouse Corp.,Term B-1 Loan, 5.50% - 6.50%, 2/23/17		1,982	1,963,451

Transportation Infrastructure – 0.1%
Road Infrastructure Investment LLC,Term Loan (First Lien), 6.25%, 3/30/18		925	911,125

Wireless Telecommunication Services – 1.7%
Crown Castle Operating Co.,Tranche B Term Loan, 4.00%, 1/31/19		4,042	3,981,727
MetroPCS Wireless, Inc.,Tranche B-3 Term Loan, 4.00%, 3/19/18		3,066	2,979,604
Vodafone Americas Finance 2, Inc.:
Initial Loan, 0.00% - 6.88%, 8/11/15 (d)		2,508	2,545,140
New Series A Loan, 0.00% - 6.25%, 7/11/16 (d)		5,981	6,070,969

			15,577,440

Total Floating Rate Loan Interests – 90.2%			833,256,364

Other Interests (e)	Beneficial Interest (000)		Value

Chemicals – 0.0%
Wellman Holdings, Inc.		8,250	83

Diversified Financial Services – 0.3%
J.G. Wentworth LLC Preferred Equity Interests		1	2,196,077

Total Other Interests – 0.3%			2,196,160

Warrants (f)	Shares		Value

Media – 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)		7,419	–
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)		41,217	–

Total Warrants – 0.0%			–

Total Long-Term Investments (Cost – $899,073,992) – 96.2%			887,947,756

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	110,947,178	$110,947,178

Total Short-Term Securities (Cost – $110,947,178) – 12.0%		110,947,178

Total Investments
(Cost – $1,010,021,170*) – 108.2%		998,894,934
Liabilities In Excess of Other Assets – (8.2)%		(75,364,932)

Net Assets – 100.0%		$923,530,002

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,005,678,875

Gross unrealized appreciation	$6,750,041
Gross unrealized depreciation	(13,533,982)

Net unrealized depreciation	$(6,783,941)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	55,656,029	55,291,149	110,947,178	$696	$58,664

(h)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD 251,398	CAD	247,000	Citibank, N.A.	7/18/12	$ 12,513
USD 4,895,081	CAD	4,820,000	UBS AG	7/18/12	233,435
USD 3,864,193	GBP	2,421,500	Goldman Sachs Bank USA	7/18/12	133,051
USD 6,920,761	EUR	5,243,000	Citibank, N.A.	7/25/12	435,310

Total					$814,309

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	–	$ 316,690	$ 18,009	$ 334,699
Corporate Bonds	–	52,160,533	–	52,160,533
Floating Rate Loan Interests	–	811,572,989	21,683,375	833,256,364
Other Interests	–	–	2,196,160	2,196,160
Short-Term Securities	$110,947,178	–	–	110,947,178

Total	$110,947,178	$864,050,212	$23,897,544	$998,894,934

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012	7

Consolidated Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$814,309	–	$814,309

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Level 1 and Level 2 during the period ended May 31,2012.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Opening balance, as of August 31, 2011	$31,950	$4,555,673	$32,652,149	$2,196,077	$ 486	$39,436,335
Transfers into Level 3[2]	–	–	5,899,729	–	–	5,899,729
Transfers out of Level 3[2]	–	–	(20,739,293)	–	–	(20,739,293)
Accrued discounts/premiums	–	(27,423)	14,192	–	–	(13,231)
Net realized gain (loss)	21,944	(12,040,731)	(2,944)	–	–	(12,021,731)
Net change in unrealized appreciation/depreciation[3]	(12,726)	12,337,264	268,377	83	(486)	12,592,512
Purchases	–	–	7,620,888	–	–	7,620,888
Sales	(23,159)	(4,824,783)	(4,029,723)	–	–	(8,877,665)

Closing balance, as of May 31, 2012	$18,009	–	$21,683,375	$2,196,160	–	$23,897,544

[2]

Transfers into and transfers out of Level 3 represent the beginning of the reporting period value. As of August 31,2011, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31,2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $20,739,293 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31,2012 was $271,752.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31,2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$6,283,935	–	–	$6,283,935
Foreign currency	135,888	–	–	135,888

Total	$6,419,823	–	–	$6,419,823

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 25, 2012